Investment Objectives and Goals - Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the price return of the iShares 20+ Year Treasury Bond ETF (prior to taking into account management fees and other fees) while providing a maximum loss of 5% (prior to taking into account management fees and other fees) of iShares 20+ Year Treasury Bond ETF losses, over the period from January 1, 2026 through March 31, 2026.